Intangible Assets Other than Goodwill - Summary of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 30,393,637	$ 23,910,977	$ 18,607,973
Intangible Assets, Amortization and Impairment	(3,168,564)	(6,257,366)
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	58,469,438	48,865,559
Accumulated Amoritzation and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	(28,075,801)	(24,954,582)
Easements and Water Rights [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	5,756,396	5,664,621	6,338,591
Easements and Water Rights [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	6,246,926	6,281,675
Easements and Water Rights [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	(490,530)	(617,054)
Computer Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	24,184,746	17,792,405	9,242,490
Intangible Assets, Amortization and Impairment	(3,166,966)	(6,255,236)
Computer Software [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	48,994,477	39,370,957
Computer Software [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	(24,809,731)	(21,578,552)
Other Identifiable Intangible Assets [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	452,495	453,951	$ 3,026,892
Intangible Assets, Amortization and Impairment	(1,598)	(2,130)
Other Identifiable Intangible Assets [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	3,228,035	3,212,927
Other Identifiable Intangible Assets [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	$ (2,775,540)	$ (2,758,976)